UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-PX

ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-05603

Name of Fund: BlackRock World Income Fund, Inc.

Fund Address: 100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: John Perlowski, Chief Executive Officer, BlackRock World Income Fund, Inc., 55 East 52nd Street, New York City, NY 10055.

Registrant’s telephone number, including area code: (800) 441-7762

Date of fiscal year end: 12/31

Date of reporting period: 07/01/2013 – 06/30/2014

Item 1 – Proxy Voting Record – Attached hereto.

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ICA File Number: 811-05603
Reporting Period: 07/01/2013 - 06/30/2014
BlackRock World Income Fund, Inc.

====================== BlackRock World Income Fund, Inc. =======================

AINSWORTH LUMBER CO. LTD.

Ticker:       ANS            Security ID:  008914202
Meeting Date: OCT 29, 2013   Meeting Type: Special
Record Date:  SEP 24, 2013

#     Proposal                                Mgt Rec   Vote Cast    Sponsor
1     Approve Acquisition by                  For       For          Management
      Louisiana-Pacific Corporation

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AINSWORTH LUMBER CO. LTD.

Ticker:       ANS            Security ID:  009037201
Meeting Date: OCT 29, 2013   Meeting Type: Special
Record Date:  SEP 24, 2013

#     Proposal                                Mgt Rec   Vote Cast    Sponsor
1     Approve Acquisition by                  For       For          Management
      Louisiana-Pacific Corporation

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HEALTHSOUTH CORPORATION

Ticker:       HLS            Security ID:  421924309
Meeting Date: MAY 01, 2014   Meeting Type: Annual
Record Date:  MAR 04, 2014

#     Proposal                                Mgt Rec   Vote Cast    Sponsor
1.1   Elect Director John W. Chidsey          For       For          Management
1.2   Elect Director Donald L. Correll        For       For          Management
1.3   Elect Director Yvonne M. Curl           For       For          Management
1.4   Elect Director Charles M. Elson         For       For          Management
1.5   Elect Director Jay Grinney              For       For          Management
1.6   Elect Director Joan E. Herman           For       For          Management
1.7   Elect Director Leo I. Higdon, Jr.       For       For          Management
1.8   Elect Director Leslye G. Katz           For       For          Management
1.9   Elect Director John E. Maupin, Jr.      For       For          Management
1.10  Elect Director L. Edward Shaw, Jr.      For       For          Management
2     Ratify Auditors                         For       For          Management
3     Advisory Vote to Ratify Named           For       For          Management
      Executive Officers' Compensation

========== END NPX REPORT

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock World Income Fund, Inc.

By:	/s/ John Perlowski
John Perlowski
Chief Executive Officer of
BlackRock World Income Fund, Inc.

Date:	August 27, 2014